Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings before taxes
Domestic	$ 203	$ 112	$ 89
Foreign	(3)	0	6
Earnings before taxes	$ 200	$ 112	$ 95